LEASES - Right-of-use assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Carrying amounts of right-of-use assets
Balance, beginning of year	$ 112,715	$ 117,581
Net additions and modifications, net of disposals	41,024	9,688
Amortization	(19,717)	(14,554)
Balance, end of year	134,022	$ 112,715
TMAC. Resources Inc.
Carrying amounts of right-of-use assets
Net additions and modifications, net of disposals	$ 1,800